FINANCIAL ASSETS AND LIABILITIES - Assets Measured at Fair Value on a Recurring Basis (Details) - $ / shares	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock par value (in usd per share)	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05
Eneti Inc
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock par value (in usd per share)	0.01
Eneti Inc
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Converted amount per share (in usd per share)	$ 11.36755